SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Oct. 31, 2020	Oct. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 28,553	$ 22,627
Stock-based compensation	10,132	11,767
Research and development credits	10,742	10,234
Capitalized R&D costs	13,822	13,399
Deferred revenue
Adoption of ASC 842 – Lease Liability	1,691
Other deferred tax assets	224	405
Total deferred tax assets	65,164	58,432
Valuation allowance	(62,845)	(56,822)
Deferred tax asset, net of valuation allowance	2,319	1,610
Adoption of ASC 842 – ROU Asset	(1,360)
Patent Cost	(917)
Other deferred tax liabilities	(42)	(1,610)
Total deferred tax liabilities	(2,319)	(1,610)
Net deferred tax asset (liability)